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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __March 31, 2004__

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
Check Here if Amendment / /; Amendment Number:

This Amendment (Check only one.):  / /     is a restatement.
                                   / /     adds new holdings entries.
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
Institutional Investment Manager Filing this Report:

Name:      Greenville Capital Management
           ------------------------------------------------------------
Address:   100 S. Rockland Falls Rd.
           ------------------------------------------------------------
           Rockland, DE 19732
           ------------------------------------------------------------
           ------------------------------------------------------------

Form 13F File Number: 28-3476
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:      Elizabeth Kirker
           ------------------------------------------------------------
Title:     Office Manager
           ------------------------------------------------------------
Phone:     302-429-9799
           ------------------------------------------------------------
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
Signature, Place, and Date of Signing:

/s/ ELIZABETH KIRKER           Rockland, DE                   4/30/04
----------------------------   ----------------------------   ----------------------------
[Signature]                    [City, State]                  [Date]
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
Report Type (Check only one.):

        13F HOLDINGS REPORT. (Check here if all holdings of this
/X/     reporting manager are reported in this report.)

        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
/ /     manager(s).)

        13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this
        report and a portion are reported by other reporting
/ /     manager(s).)
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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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
          Form 13F File Number                        Name

          28-
              ------------------------                --------------------------------------------------
          [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

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

Number of Other Included Managers:                                       0
                                                              ------------
Form 13F Information Table Entry Total:                                137
                                                              ------------
Form 13F Information Table Value Total:                       $272,107,967
                                                              ------------
                                                              (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state 'NONE' and omit the column headings and list entries.]

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
No.             Form 13F File Number                      Name

                28-
-------             ------------------------              ---------------------------------------
[Repeat as necessary.]



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                         GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                         FOR MONTH ENDED MARCH 31, 2004

COMMON STOCK                            CLASS        CUSIP         VALUE      QUANTITY    DISCRETION
------------                            -----        -----         -----      --------    ----------
1-800-Flowers.Com, Inc...............   Common     68243Q106      3,272,546    342,675         X
ASV, Inc.............................   Common     001963107      2,359,479     77,640         X
Aaron Rents, Inc.....................   Common     002535201      4,197,200    168,630         X
Aeropostale, Inc.....................   Common     007865108      1,889,146     52,100         X
Aladdin Knowledge System, ADR........   Common     m0392n101        909,306     48,600         X
Align Technology, Inc................   Common     016255101      4,583,311    241,100         X
Alliance Gaming Corporation..........   Common     01859p609        896,427     27,900         X
AlphaSmart Inc.......................   Common     02081f104      1,262,757    240,525         X
Alvarion Ltd.........................   Common     m0861t100        444,150     35,000         X
American Safety Insurance............   Common     g02995101        344,198     23,640         X
American Software A..................   Common     029683109        799,477    119,325         X
Ameristar Casinos, Inc...............   Common     03070q101      1,394,016     41,600         X
Anaren Microwave, Inc................   Common     032744104        207,766     13,100         X
Anteon International Corp............   Common     03674e108      1,676,342     58,025         X
Argonaut Group, Inc..................   Common     040157109      2,414,160    126,000         X
Ask Jeeves, Inc......................   Common     045174109        503,793     14,100         X
Aspect Communications Corporation....   Common     04523q102      2,473,509    157,850         X
Asta Funding, Inc....................   Common     046220109      2,806,844    146,495         X
Atherogenics, Inc....................   Common     047439104        324,754     14,200         X
AudioCodes, Ltd......................   Common     m15342104      1,947,060    167,850         X
August Technology Corp...............   Common     02364L109      1,500,294     99,820         X
Authentidate Holdings, Inc...........   Common     052666104      1,158,312     86,700         X
Autobytel.Com, Inc...................   Common     05275n106      1,056,000     80,000         X
Avocent Corporation..................   Common     053893103        467,868     12,700         X
Axcan Pharma Inc.....................   Common     054923107        725,805     38,100         X
BIOLASE Technology, Inc..............   Common     090911108        381,500     21,800         X
Berry Petroleum Company..............   Common     085789105        381,920     14,000         X
Bradley Pharmaceuticals, Inc.........   Common     104546103      3,283,094    130,385         X
Brillian Corporation.................   Common     10949p107      1,006,258    116,600         X
Candela Corporation..................   Common     136907102      2,684,687    195,250         X
Carrier Access Corp..................   Common     144460102        258,686     21,100         X
Citadel Security Software, inc.......   Common     17288Q109      1,480,158    309,010         X
Conn's, Inc..........................   Common     208242107      2,361,787    150,050         X
Copart, Inc..........................   Common     217204106        304,220     14,000         X
Coventry Health Care, Inc............   Common     222862104      6,034,437    142,557         X
DaVita, Inc..........................   Common     23918k108      3,717,337     77,850         X
Dade Behring Holdings, Inc...........   Common     23342j206      2,964,592     66,650         X
DiTech Communications, Inc...........   Common     25500m103      3,077,282    184,600         X
Dick's Sporting Goods, Inc...........   Common     253393102      1,639,548     28,200         X
ElkCorp..............................   Common     287456107      4,571,573    168,755         X
Epicor Software Corporation..........   Common     294261108      2,603,248    197,515         X
EscoTechnologies, Inc................   Common     296315104      1,487,278     32,248         X
F5 Networks..........................   Common     315616102      1,116,060     33,000         X
FMC Corp New.........................   Common     302491303          1,070         25         X
Finish Line, Inc.....................   Common     317923100      4,858,030    131,940         X
Frequency Electronics, Inc...........   Common     358010106        985,050     59,700         X
Gen Probe, Inc.......................   Common     36866T103      1,370,685     41,100         X
Gevity HR, Inc.......................   Common     374393106      9,403,422    322,035         X
Given Imaging Ltd....................   Common     M52020100      9,746,008    284,555         X

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
COMMON STOCK                            CLASS        CUSIP         VALUE      QUANTITY    DISCRETION
------------                            -----        -----         -----      --------    ----------
Haverty Furniture, Inc...............   Common     419596101      2,001,384     94,050         X
Impax Laboratories Inc...............   Common     45256b101      1,671,039     74,700         X
Inter-Tel, Inc.......................   Common     458372109        967,173     32,100         X
Intuitive Surgical, Inc..............   Common     46120e602        322,430     19,000         X
Inveresk Research Group..............   Common     461238107      3,784,833    133,175         X
J. B. Hunt Transportation Services,                                                            X
  Inc................................   Common     445658107      3,348,787    118,920
JLG Industries, Inc..................   Common     466210101      2,468,895    172,650         X
K-Swiss Inc..........................   Common     482686102      4,280,904    174,945         X
Keystone Automotive..................   Common     49338n109      3,245,804    118,460         X
Komag, Inc...........................   Common     500453204        620,080     33,700         X
LTX Corp.............................   Common     502392103      3,296,261    218,730         X
Landry's Restaurants, Inc............   Common     515081103      1,422,891     47,700         X
Lexar Media, Inc.....................   Common     52886p104      1,165,824     70,400         X
Lionbridge Technologies, Inc.........   Common     536252109      3,668,356    377,015         X
M-Systems Flash Disk Pioneers, LTD...   Common     m7061c100        678,608     33,200         X
MICROS Systems, Inc..................   Common     594901100      2,564,642     56,765         X
Magma Design Automation, Inc.........   Common     559181102      1,313,352     62,900         X
MapInfo Corp.........................   Common     565105103      1,539,057    120,145         X
Martek Biosciences Corp..............   Common     572901106      2,272,704     39,900         X
Marten Transport, Ltd................   Common     573075108      3,099,033    163,107         X
Matrix Service Corp..................   Common     576853105        381,411     28,190         X
Measurement Specialties, Inc.........   Common     583421102      1,541,194     79,525         X
Merit Medical Systems................   Common     589889104      4,160,485    192,259         X
Mindspeed Technologies, Inc..........   Common     602682106      1,589,075    243,350         X
Mobility Electronics, Inc............   Common     607410101      2,791,665    306,810         X
Modem Media, Inc.....................   Common     607533106      1,284,858    197,975         X
NBTY, Inc............................   Common     628782104      3,108,248     83,600         X
NII Holdings, Inc....................   Common     62913f201        396,404     11,300         X
NMS Communications Corporation.......   Common     629248105      1,751,658    244,645         X
Nordic American Tanker...............   Common     G65773106        363,236     14,200         X
Nuevo Energy Company.................   Common     670509108        986,568     30,300         X
OmniVision Technologies, Inc.........   Common     682128103      9,945,210    364,160         X
Omnicell Inc.........................   Common     68213n109      2,448,516    123,600         X
Open Solutions, Inc..................   Common     68371p102        748,173     33,900         X
Open Text Corporation................   Common     683715106        208,600      7,000         X
PSS World Medical, Inc...............   Common     69366a100        822,745     73,525         X
Pacific Sunwear of California,                                                                 X
  Inc................................   Common     694873100        761,068     30,800
Partners Communication Company.......   Common     70211m109        333,900     42,000         X
Patina Oil & Gas Corp................   Common     703224105      1,076,250     41,000         X
Pediatrix Medical Group..............   Common     705324101      1,891,575     30,025         X
Peet's Coffee & Tea, Inc.............   Common     705560100      3,627,070    170,285         X
Per-Se Technologies, Inc.............   Common     713569309      2,897,328    258,690         X
Pixelworks, Inc......................   Common     72581m107      1,759,251    102,700         X
Possis Medical, Inc..................   Common     737407106        388,194     13,800         X
Power-One, Inc.......................   Common     739308104      2,938,144    265,655         X
Provide-Commerce, Inc................   Common     74373w103        316,225     13,900         X
RAE Systems, Inc.....................   Common     G3223r108      1,365,946    336,440         X
RadiSys Corporation..................   Common     750459109      1,498,530     71,700         X
Richardson Electronics, Ltd..........   Common     763165107      1,507,364    124,370         X
Rowe Furniture.......................   Common     779528108        932,896    219,505         X
S M & A Corp.........................   Common     78465D105      2,791,255    253,520         X
SI International Inc.................   Common     78427V102      5,409,936    234,095         X
SafeNet, Inc.........................   Common     78645r107      1,310,146     34,900         X

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
COMMON STOCK                            CLASS        CUSIP         VALUE      QUANTITY    DISCRETION
------------                            -----        -----         -----      --------    ----------
Salix Pharmaceuticals, Ltd...........   Common     795435106      4,141,879    142,725         X
Scansource, Inc......................   Common     806037107        666,227     13,900         X
Scientific Games Corporation.........   Common     80874p109      5,812,186    310,480         X
Secure Computing Corp................   Common     813705100      1,269,696     77,800         X
Select Medical Inc...................   Common     816196109      3,840,916    229,995         X
Selectica, Inc.......................   Common     816288104        671,716    123,025         X
Serologicals Corporation.............   Common     817523103      1,148,520     56,300         X
Sierra Health Services, Inc..........   Common     826322109      2,224,040     61,100         X
Sierra Wireless, INC.................   Common     826516106      1,722,328     47,200         X
SkillSoft, PLC.......................   Common     830928107      1,072,680     84,000         X
Skyworks Solutions, Inc..............   Common     83088m102      1,012,956     86,800         X
Sonic Inovations, Inc................   Common     83545m109        858,804     70,800         X
Sonic Solutions, Inc.................   Common     835460106        675,675     35,100         X
SpatiaLight, Inc.....................   Common     847248101        719,046    185,800         X
Swift Energy Company.................   Common     870738101      1,400,555     74,300         X
Sylvan Learning Systems, Inc.........   Common     871399101        498,562     14,200         X
Symmetricom, Inc.....................   Common     871543104      1,140,087    127,100         X
Synnex Corporation...................   Common     87162w100        963,850     52,100         X
TBC Corp.............................   Common     872180104      2,988,545    101,755         X
Taro Pharmaceutical Industries,                                                                X
  Ltd................................   Common     m8737e108      2,817,038     48,578
Telik, Inc...........................   Common     87959m109      1,843,908     68,700         X
Tessera Technologies, Inc............   Common     881641100      3,467,757    189,910         X
The Providence Service Corporation...   Common     743815102      2,853,338    160,120         X
TransAct Technologies, Inc...........   Common     892918103      2,036,111     52,275         X
Ultimate Software Group..............   Common     90385d107      2,082,160    153,100         X
Universal Display Corporation........   Common     91347p105        263,015     20,500         X
ValueClick, Inc......................   Common     92046n102      1,074,600     99,500         X
Verint Systems, Inc..................   Common     92343x100      1,739,670     56,300         X
ViaSat, Inc..........................   Common     92552v100      3,113,732    125,150         X
Vitesse Semiconductor Corp...........   Common     928497106      1,327,700    187,000         X
Vitran Corporation, Inc..............   Common     92580e107      2,272,802    156,745         X
Websense, Inc........................   Common     947684106        399,735     13,500         X
World Acceptance Corporation.........   Common     981419104        541,726     27,625         X
ZymoGenetics, Inc....................   Common     98985T109        295,286     19,100         X
iPayment, Inc........................   Common     46262e105        753,490     22,675         X
-----------------------------------------------------------------------------------------------------
                                  137                           272,107,967
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